Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

December 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Industrials – 17.7%
Air Freight & Logistics – 0.3%
Radiant Logistics, Inc.(a)	343,333	$2,502,898

Airlines – 0.5%
SkyWest, Inc.(a)	112,054	4,403,722

Building Products – 2.1%
Builders FirstSource, Inc.(a)	59,977	5,140,629
Masonite International Corp.(a)	44,190	5,212,210
Simpson Manufacturing Co., Inc.	30,835	4,288,223
UFP Industries, Inc.	48,777	4,487,972

		19,129,034

Commercial Services & Supplies – 0.6%
Tetra Tech, Inc.	31,182	5,294,704

Construction & Engineering – 2.2%
AECOM(a)	65,487	5,065,419
BrightView Holdings, Inc.(a)	115,690	1,628,915
Comfort Systems USA, Inc.	47,434	4,693,120
EMCOR Group, Inc.	41,730	5,315,985
MasTec, Inc.(a)	38,374	3,541,153

		20,244,592

Electrical Equipment – 0.5%
Regal Rexnord Corp.	27,460	4,673,143

Machinery – 3.4%
Kadant, Inc.	15,600	3,595,488
Meritor, Inc.(a)	160,863	3,986,185
Middleby Corp. (The)(a)	23,130	4,551,059
Oshkosh Corp.	41,530	4,680,846
Shyft Group, Inc. (The)	83,770	4,115,620
Terex Corp.	120,540	5,297,733
Wabash National Corp.	206,941	4,039,489

		30,266,420

Professional Services – 4.0%
ASGN, Inc.(a)	47,084	5,810,166
CACI International, Inc. - Class A(a)	6,426	1,729,943
Insperity, Inc.	49,491	5,845,382
KBR, Inc.	102,954	4,902,669
Kforce, Inc.	54,640	4,110,021
Korn Ferry	73,700	5,581,301
ManTech International Corp./VA - Class A	19,560	1,426,511
Science Applications International Corp.	24,790	2,072,196
TriNet Group, Inc.(a)	50,230	4,784,910

		36,263,099

Road & Rail – 1.5%
ArcBest Corp.	48,672	5,833,339
Saia, Inc.(a)	22,140	7,461,844

		13,295,183

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 2.6%
Applied Industrial Technologies, Inc.	56,197	$5,771,432
Boise Cascade Co.	75,632	5,384,998
GMS, Inc.(a)	76,551	4,601,481
MRC Global, Inc.(a)	480,470	3,305,633
Rush Enterprises, Inc. - Class A	81,270	4,521,863

		23,585,407

		159,658,202

Health Care – 16.7%
Biotechnology – 7.2%
Allakos, Inc.(a)	19,682	192,687
Annexon, Inc.(a)	64,140	736,969
Arena Pharmaceuticals, Inc.(a)	37,988	3,530,605
Arrowhead Pharmaceuticals, Inc.(a)	52,022	3,449,059
Ascendis Pharma A/S (Sponsored ADR)(a)	10,027	1,348,932
Biohaven Pharmaceutical Holding Co., Ltd.(a)	33,561	4,625,041
Bioxcel Therapeutics, Inc.(a)	26,468	538,094
Blueprint Medicines Corp.(a)	33,705	3,610,143
Coherus Biosciences, Inc.(a)	88,719	1,415,955
Denali Therapeutics, Inc.(a)	41,960	1,871,416
Eagle Pharmaceuticals, Inc./DE(a)	22,532	1,147,329
Emergent BioSolutions, Inc.(a)	27,391	1,190,687
Fate Therapeutics, Inc.(a)	39,990	2,339,815
Halozyme Therapeutics, Inc.(a)	72,522	2,916,110
Ideaya Biosciences, Inc.(a)	70,330	1,662,601
Insmed, Inc.(a)	81,751	2,226,897
Instil Bio, Inc.(a)	81,990	1,402,849
Intellia Therapeutics, Inc.(a)	37,970	4,489,573
Iovance Biotherapeutics, Inc.(a)	40,308	769,480
Karuna Therapeutics, Inc.(a)	16,964	2,222,284
Kodiak Sciences, Inc.(a)	20,860	1,768,511
Mirati Therapeutics, Inc.(a)	19,331	2,835,664
Natera, Inc.(a)	16,087	1,502,365
Recursion Pharmaceuticals, Inc.(a)	123,350	2,112,985
Relay Therapeutics, Inc.(a)	40,160	1,233,314
TG Therapeutics, Inc.(a)	60,950	1,158,050
Turning Point Therapeutics, Inc. - Class I(a)	33,304	1,588,601
Twist Bioscience Corp.(a)	25,405	1,966,093
Ultragenyx Pharmaceutical, Inc.(a)	29,394	2,471,741
Vericel Corp.(a)	36,040	1,416,372
Vir Biotechnology, Inc.(a)	51,097	2,139,431
Y-mAbs Therapeutics, Inc.(a)	38,689	627,149
Zentalis Pharmaceuticals, Inc.(a)	34,370	2,889,142

		65,395,944

Health Care Equipment & Supplies – 2.6%
CONMED Corp.	23,779	3,370,911
Globus Medical, Inc. - Class A(a)	35,646	2,573,641
Integer Holdings Corp.(a)	58,280	4,988,185

Company	Shares	U.S. $ Value

iRhythm Technologies, Inc.(a)	7,165	$843,249
Meridian Bioscience, Inc.(a)	75,304	1,536,202
Mesa Laboratories, Inc.	7,340	2,408,181
Natus Medical, Inc.(a)	106,870	2,536,025
Orthofix Medical, Inc.(a)	80,440	2,500,879
STAAR Surgical Co.(a)	25,550	2,332,715

		23,089,988

Health Care Providers & Services – 3.4%
AMN Healthcare Services, Inc.(a)	51,515	6,301,830
Chemed Corp.	9,265	4,901,555
Community Health Systems, Inc.(a)	161,030	2,143,309
MEDNAX, Inc.(a)	158,170	4,303,806
ModivCare, Inc.(a)	18,530	2,747,814
Owens & Minor, Inc.	60,670	2,639,145
Tenet Healthcare Corp.(a)	91,297	7,458,052

		30,495,511

Health Care Technology – 1.3%
Change Healthcare, Inc.(a)	125,230	2,677,417
Computer Programs & Systems, Inc.(a)	114,540	3,356,022
Health Catalyst, Inc.(a)	86,254	3,417,384
NextGen Healthcare, Inc.(a)	136,880	2,435,095

		11,885,918

Life Sciences Tools & Services – 1.9%
ICON PLC(a)	9,955	3,083,064
Medpace Holdings, Inc.(a)	26,932	5,861,481
NeoGenomics, Inc.(a)	55,720	1,901,166
Repligen Corp.(a)	7,616	2,017,021
Syneos Health, Inc.(a)	43,206	4,436,392

		17,299,124

Pharmaceuticals – 0.3%
Corcept Therapeutics, Inc.(a)	69,464	1,375,388
Revance Therapeutics, Inc.(a)	61,247	999,551

		2,374,939

		150,541,424

Information Technology – 16.7%
Electronic Equipment, Instruments & Components – 3.5%
Allegro MicroSystems, Inc.(a)	115,920	4,193,986
Avnet, Inc.	105,160	4,335,747
Fabrinet(a)	24,738	2,930,711
Insight Enterprises, Inc.(a)	46,590	4,966,494
Jabil, Inc.	72,089	5,071,461
OSI Systems, Inc.(a)	30,452	2,838,126
Sanmina Corp.(a)	84,596	3,507,350
TD SYNNEX Corp.	28,633	3,274,470

		31,118,345

Company	Shares	U.S. $ Value

IT Services – 2.6%
Concentrix Corp.	15,933	$2,845,952
EVERTEC, Inc.	81,834	4,090,063
MAXIMUS, Inc.	31,531	2,512,075
Perficient, Inc.(a)	42,026	5,433,542
TTEC Holdings, Inc.	46,020	4,167,111
WNS Holdings Ltd. (ADR)(a)	53,182	4,691,716

		23,740,459

Semiconductors & Semiconductor Equipment – 4.7%
Ambarella, Inc.(a)	19,920	4,041,569
Kulicke & Soffa Industries, Inc.	80,913	4,898,473
Lattice Semiconductor Corp.(a)	99,108	7,637,263
MACOM Technology Solutions Holdings, Inc.(a)	69,550	5,445,765
Semtech Corp.(a)	72,710	6,466,100
SMART Global Holdings, Inc.(a)	85,780	6,089,522
Synaptics, Inc.(a)	26,579	7,694,886

		42,273,578

Software – 5.9%
A10 Networks, Inc.	286,950	4,757,631
Blackline, Inc.(a)	47,240	4,891,230
Box, Inc.(a)	76,670	2,007,987
CommVault Systems, Inc.(a)	88,388	6,091,701
Consensus Cloud Solutions, Inc.(a)	14,603	845,076
Digital Turbine, Inc.(a)	30,940	1,887,031
Manhattan Associates, Inc.(a)	28,135	4,374,711
MicroStrategy, Inc.(a)	6,490	3,533,740
NCR Corp.(a)	82,459	3,314,852
Progress Software Corp.	71,561	3,454,249
Rapid7, Inc.(a)	51,910	6,109,288
SPS Commerce, Inc.(a)	33,200	4,726,020
Varonis Systems, Inc.(a)	40,090	1,955,590
Vonage Holdings Corp.(a)	259,400	5,392,926

		53,342,032

		150,474,414

Financials – 16.0%
Banks – 8.0%
1st Source Corp.	50,437	2,501,675
Associated Banc-Corp.	193,710	4,375,909
Bancorp, Inc. (The)(a)	152,658	3,863,774
Bank of NT Butterfield & Son Ltd. (The)	60,750	2,315,182
Cathay General Bancorp	68,550	2,946,964
Civista Bancshares, Inc.	141,839	3,460,872
Community Trust Bancorp, Inc.	43,890	1,914,043
First Citizens BancShares, Inc./NC - Class A	3,353	2,782,454
First Horizon Corp.	233,584	3,814,427
Great Southern Bancorp, Inc.	44,229	2,620,568
Hilltop Holdings, Inc.	131,056	4,605,308
Home BancShares, Inc./AR	216,000	5,259,600
International Bancshares Corp.	79,390	3,365,342

Company	Shares	U.S. $ Value

Northeast Bank	91,941	$3,285,052
Republic Bancorp, Inc./KY - Class A	52,740	2,681,302
Sterling Bancorp/DE	119,646	3,085,670
Synovus Financial Corp.	82,832	3,965,168
Texas Capital Bancshares, Inc.(a)	56,630	3,411,957
Webster Financial Corp.	51,321	2,865,765
Western Alliance Bancorp	43,720	4,706,458
Wintrust Financial Corp.	49,310	4,478,334

		72,305,824

Capital Markets – 2.2%
Cowen, Inc. - Class A	116,851	4,218,321
Evercore, Inc. - Class A	27,032	3,672,297
Houlihan Lokey, Inc.	57,596	5,962,338
Moelis & Co.	86,699	5,419,555

		19,272,511

Consumer Finance – 1.5%
Navient Corp.	263,307	5,587,375
Nelnet, Inc. - Class A	39,533	3,861,583
OneMain Holdings, Inc.	73,324	3,669,133

		13,118,091

Insurance – 1.4%
Assured Guaranty Ltd.	83,960	4,214,792
Hanover Insurance Group, Inc. (The)	31,320	4,104,799
Primerica, Inc.	28,750	4,406,513

		12,726,104

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
Ellington Financial, Inc.	117,851	2,014,073
PennyMac Mortgage Investment Trust	99,930	1,731,787

		3,745,860

Thrifts & Mortgage Finance – 2.5%
BankUnited, Inc.	121,229	5,129,199
Essent Group Ltd.	39,897	1,816,510
Flagstar Bancorp, Inc.	70,516	3,380,537
MGIC Investment Corp.	304,020	4,383,968
Mr Cooper Group, Inc.(a)	133,750	5,565,338
PennyMac Financial Services, Inc.	32,538	2,270,502

		22,546,054

		143,714,444

Consumer Discretionary – 14.8%
Auto Components – 1.8%
Dana, Inc.	144,590	3,299,544
Fox Factory Holding Corp.(a)	30,260	5,147,226
Goodyear Tire & Rubber Co. (The)(a)	265,580	5,662,165
Patrick Industries, Inc.	28,562	2,304,668

		16,413,603

Automobiles – 0.6%
Thor Industries, Inc.	21,957	2,278,478
Winnebago Industries, Inc.	46,756	3,502,959

		5,781,437

Company	Shares	U.S. $ Value

Diversified Consumer Services – 1.6%
Hillenbrand, Inc.	98,212	$5,106,042
Houghton Mifflin Harcourt Co.(a)	323,660	5,210,926
Mister Car Wash, Inc.(a)	124,780	2,272,244
Perdoceo Education Corp.(a)	138,342	1,626,902

		14,216,114

Hotels, Restaurants & Leisure – 3.9%
Churchill Downs, Inc.	16,630	4,006,167
Dine Brands Global, Inc.	39,510	2,995,253
Hilton Grand Vacations, Inc.(a)	118,210	6,159,923
Marriott Vacations Worldwide Corp.	22,896	3,868,966
Papa John’s International, Inc.	46,020	6,142,290
Planet Fitness, Inc.(a)	31,473	2,850,824
Scientific Games Corp./DE - Class A(a)	43,550	2,910,447
Travel & Leisure Co.	57,381	3,171,448
Wingstop, Inc.	19,188	3,315,686

		35,421,004

Household Durables – 2.5%
KB Home	121,570	5,437,826
Lovesac Co. (The)(a)	30,903	2,047,633
Meritage Homes Corp.(a)	40,320	4,921,459
Taylor Morrison Home Corp. - Class A(a)	169,641	5,930,650
TopBuild Corp.(a)	14,676	4,049,255

		22,386,823

Leisure Products – 0.4%
Malibu Boats, Inc.(a)	27,208	1,870,006
MasterCraft Boat Holdings, Inc.(a)	48,685	1,379,246

		3,249,252

Specialty Retail – 2.3%
Citi Trends, Inc.(a)	21,360	2,023,860
Floor & Decor Holdings, Inc. - Class A(a)	14,632	1,902,306
Foot Locker, Inc.	46,964	2,049,039
Genesco, Inc.(a)	71,061	4,559,985
Lithia Motors, Inc. - Class A	10,718	3,182,710
RH(a)	2,530	1,355,928
Sally Beauty Holdings, Inc.(a)	174,460	3,220,532
Sleep Number Corp.(a)	26,503	2,030,130

		20,324,490

Textiles, Apparel & Luxury Goods – 1.7%
Carter’s, Inc.	34,720	3,514,358
Crocs, Inc.(a)	42,522	5,452,171
Deckers Outdoor Corp.(a)	8,290	3,036,710

Company	Shares	U.S. $ Value

Oxford Industries, Inc.	31,845	$3,232,904

		15,236,143

		133,028,866

Real Estate – 5.3%
Equity Real Estate Investment Trusts (REITs) – 4.6%
Alexander & Baldwin, Inc.	171,509	4,303,161
Apple Hospitality REIT, Inc.	118,630	1,915,874
CareTrust REIT, Inc.	97,747	2,231,564
Cousins Properties, Inc.	48,306	1,945,766
First Industrial Realty Trust, Inc.	36,096	2,389,555
Healthcare Realty Trust, Inc.	81,800	2,588,152
Industrial Logistics Properties Trust	96,380	2,414,319
MGM Growth Properties LLC - Class A	52,960	2,163,416
NexPoint Residential Trust, Inc.	60,290	5,054,111
Physicians Realty Trust	108,542	2,043,846
RLJ Lodging Trust	293,659	4,090,670
Sabra Health Care REIT, Inc.	207,190	2,805,352
STAG Industrial, Inc.	91,124	4,370,307
Terreno Realty Corp.	35,224	3,004,255

		41,320,348

Real Estate Management & Development – 0.7%
RE/MAX Holdings, Inc. - Class A	95,093	2,899,386
Realogy Holdings Corp.(a)	205,091	3,447,580

		6,346,966

		47,667,314

Materials – 5.1%
Chemicals – 2.7%
AdvanSix, Inc.	103,450	4,888,013
Element Solutions, Inc.	139,240	3,380,747
Huntsman Corp.	145,665	5,080,795
Innospec, Inc.	38,730	3,498,868
Orion Engineered Carbons SA(a)	227,810	4,182,592
Stepan Co.	24,120	2,997,875

		24,028,890

Metals & Mining – 1.9%
B2Gold Corp.	436,440	1,715,209
Carpenter Technology Corp.	78,090	2,279,447
Commercial Metals Co.	137,362	4,984,867
Reliance Steel & Aluminum Co.	26,162	4,244,000
Schnitzer Steel Industries, Inc. - Class A	80,720	4,190,982

		17,414,505

Paper & Forest Products – 0.5%
Louisiana-Pacific Corp.	58,635	4,594,052

		46,037,447

Energy – 3.3%
Energy Equipment & Services – 1.5%
Cactus, Inc. - Class A	125,160	4,772,351
ChampionX Corp.(a)	212,920	4,303,113
Oil States International, Inc.(a)	453,050	2,251,659
Patterson-UTI Energy, Inc.	266,830	2,254,713

		13,581,836

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 1.8%
HollyFrontier Corp.	116,492	$3,818,608
Matador Resources Co.	148,140	5,469,329
Oasis Petroleum, Inc.	28,350	3,571,816
Renewable Energy Group, Inc.(a)	51,593	2,189,607
Teekay Tankers Ltd. - Class A(a)	109,375	1,192,187

		16,241,547

		29,823,383

Consumer Staples – 1.5%
Food & Staples Retailing – 0.3%
Village Super Market, Inc. - Class A	104,068	2,434,151

Food Products – 0.9%
Freshpet, Inc.(a)	16,167	1,540,230
Hain Celestial Group, Inc. (The)(a)	81,745	3,483,154
John B Sanfilippo & Son, Inc.	16,745	1,509,729
Nomad Foods Ltd.(a)	65,940	1,674,217

		8,207,330

Personal Products – 0.3%
USANA Health Sciences, Inc.(a)	27,150	2,747,580

		13,389,061

Utilities – 1.3%
Electric Utilities – 0.9%
ALLETE, Inc.	48,780	3,236,553
Otter Tail Corp.	69,540	4,966,547

		8,203,100

Gas Utilities – 0.2%
Chesapeake Utilities Corp.	15,110	2,203,189

Multi-Utilities – 0.2%
NorthWestern Corp.	26,285	1,502,450

		11,908,739

Communication Services – 1.3%
Entertainment – 0.2%
IMAX Corp.(a)	104,340	1,861,425

Interactive Media & Services – 0.6%
Ziff Davis, Inc(a)	43,809	4,856,666

Media – 0.5%
Nexstar Media Group, Inc. - Class A	29,508	4,455,118

		11,173,209

Total Common Stocks (cost $586,327,138)		897,416,503

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $1,751,086)	1,751,086	$1,751,086

Total Investments – 99.9% (cost $588,078,224)(e)		899,167,589
Other assets less liabilities – 0.1%		1,217,885

Net Assets – 100.0%		$900,385,474

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	160	March 2022	$17,942,400	$ 680,665

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $336,583,962 and gross unrealized depreciation of investments was $(24,813,932), resulting in net unrealized appreciation of $311,770,030.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$897,416,503	$—	$—	$897,416,503
Short-Term Investments	1,751,086	—	—	1,751,086

Total Investments in Securities	899,167,589	—	—	899,167,589
Other Financial Instruments(b):
Assets:
Futures	680,665	—	—	680,665
Liabilities	—	—	—	—

Total	$899,848,254	$—	$—	$899,848,254

(a)	See schedule of investments for sector classifications.

1 •

(b)

Other financial instruments are derivative instruments, such as futures, forwards and  swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$25,493	$23,742	$1,751	$0	*

*	Amount less than $500.